Long-Term Debt and Other Financial Liabilities, October 2022 Danish Ship Finance Loan Facility (Details) - October 2022 Danish Ship Finance Loan Facility [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Installment	Apr. 18, 2023 USD ($)
Senior Long-Term Debt [Abstract]
Face amount		$ 15,750
Term of loan	5 years
Final balloon payment	$ 2,930
Interest rate	2.65%
Adjustment to interest rate	0.05%
Minimum liquidity required to be maintained	$ 700
Minimum liquidity to be maintained in earnings account	$ 650
Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 725
Last Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 585
SOFR [Member]
Senior Long-Term Debt [Abstract]
Term of variable rate	3 months